Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
8	Accounts payable and accrued liabilities

	December 31,	December 31,
	2018	2017
	$	$

Trade payables	24,662	19,004
Other payables and accrued liabilities	11,429	13,315
	36,091	32,319

All accounts payable and accrued liabilities are expected to be settled within 12 months.